Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Timing of Equity Awards
No options or SARs were granted to any Named Executive Officer for the 2024 fiscal year. The Compensation Committee does not take material non-public information into account when determining the timing and terms of any equity awards. The Compensation Committee does not time the release of non-public information to effect the value of executive compensation. The Company has not engaged in the backdating, cancellation or re-pricing of stock options awarded to its names executive officers.
For all stock option awards, the exercise price is the closing price of the Company’s common stock on Nasdaq on the date of the grant. If the grant date falls on a non-trading day, the exercise price is the closing price of the Company’s common stock on the Nasdaq on the last trading day preceding the date of grant.
During 2024, the Company did not grant equity awards to its Named Executive Officers during the four business days prior to or the one business day following the filing of its periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information. The Company has not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation for Named Executive Officer grants in 2024.

Award Timing Method	During 2024, the Company did not grant equity awards to its Named Executive Officers during the four business days prior to or the one business day following the filing of its periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Compensation Committee does not take material non-public information into account when determining the timing and terms of any equity awards. The Compensation Committee does not time the release of non-public information to effect the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false